CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (96,712,487)	$ (82,909,827)	$ (61,049,482)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	309,041	346,872	312,537
Change in fair value of derivative liability	683,918
Change in fair value of warrant liability	(412,618)	(35,457)
Issuance of warrant for ordinary shares		156,983
Amortization of debt discount	12,278,301	192,020
Write-off of deferred offering costs		457,652
Non-cash interest expense	7,070,142	2,525,685
Share-based compensation	1,276,614	1,286,970	1,832,991
Loss on disposal of asset		17,670
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(625,314)	(72,810)	1,563,817
Accounts payable	3,568,047	4,545,322	767,838
Accrued expenses, accrued interest payable and other current liabilities	486,090	3,653,288	2,552,366
Net cash used in operating activities	(72,078,266)	(69,835,632)	(54,019,933)
Cash flows from investing activities:
Purchase of property and equipment	(11,652)	(160,952)	(287,883)
Changes in other assets		(12,036)	105,362
Net cash used in investing activities	(11,652)	(172,988)	(182,521)
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable to MVIL	25,000,000	50,000,000
Proceeds from issuance of convertible notes payable	50,000,000
Proceeds from venture debt issuance	5,000,000	14,633,000
Payment of venture debt issuance costs		(225,783)
Payment of convertible debt issuance costs	(55,826)
Proceeds from repayment of MVIL demand note receivable			50,739,404
Payment of deferred financing costs	(446,546)		(457,652)
Principal payments on venture debt	(686,547)
Proceeds from exercise of share options and warrant	15,200	10,475	10,000
Net cash provided by financing activities	78,826,281	64,417,692	50,291,752
Net increase (decrease) in cash and cash equivalents	6,736,363	(5,590,928)	(3,910,702)
Cash and cash equivalents, beginning of period	4,118,804	9,709,732	13,620,434
Cash and cash equivalents, end of period	10,855,167	4,118,804	$ 9,709,732
Supplemental disclosure of noncash investing and financing activity:
Fair value of warrants issued in connection with term loan		548,075
Fair value of derivatives recorded in connection with the 2018 MVIL Note and 2018 New Investor Notes	35,883,535
Noncash conversion of accrued interest due to MVIL into new convertible notes payable to MVIL	2,357,333
Deferred offering costs included in accrued expenses	878,793
Supplemental cash flow information-cash paid for interest	$ 1,949,896	$ 564,010